Average Annual Total Returns{- Fidelity Freedom Blend 2020 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-04 - Fidelity Freedom Blend 2020 Fund	Fidelity Freedom Blend 2020 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2020 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2020 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2020 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2020 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2020 Fund- Retail After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0202 Past 1 year	F0202 Since Inception
Total	13.17%	9.96%	[1]	11.73%	8.73%	[1]	8.32%	7.36%	[1]	18.40%	13.87%	[1]	12.75%	9.83%	[1]

[1]	(a)From August 31, 2018